Dividends (Tables)	12 Months Ended
Oct. 31, 2020
Dividends [Abstract]
Dividends
	12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
Equity - ordinary	$m	$m	$m
Final paid nil cents (2019: 58.33 cents, 2018: 58.33 cents) per ordinary share	-	240.7	133.9
First Interim paid nil cents (2019: 58.33 cents, 2018: 34.60 cents) per ordinary share	-	198.5	156.2
Second Interim paid nil cents (2019: nil cents, 2018: 58.33 cents) per ordinary share	-	-	252.1
	-	439.2	542.2